Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Loss Per Share
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss used in the calculation of basic and dilutive loss per share	(228,243,769)	(51,871,823)	(139,446,204)

	2026 $ per share	2025 $ per share	2024 $ per share
Loss per share:
Basic loss per share	(1.87)	(0.56)	(5.27)
Diluted loss per share	(1.87)	(0.56)	(5.27)

	2026 Number	2025 Number	2024 Number
Weighted average number of shares	122,305,632	92,906,029	26,481,860